Share-based payments - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Billions		12 Months Ended
	Sep. 28, 2021 $ / shares	Dec. 31, 2023 EUR (€) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement fair value per share		$ 6.99	$ 6.93	$ 7.88
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted	$ 12.92
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $					$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $					2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $					$ 3.0
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares		0	0	100,000
Share based compensation by share based payment arrangement exercise price per share granted		$ 0	$ 0	$ 12.92
Share based compensation by share based payment arrangement fair value per share	$ 8
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted		$ 10
Share based compensation by share based payment arrangement term of stock options		10
Date of vesting of stock options		Jul. 31, 2021
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement term of stock options		10
Date of vesting of stock options		Jul. 31, 2021
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares		733,598
Fair value of stock appreciation rights | €		$ 8.5
Weighted average share price of share options granted		$ 15.15
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted		$ 10